Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	USCF ETF Trust
Entity Central Index Key	0001597389
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Shareholder Report [Line Items]
Fund Name	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Class Name	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Trading Symbol	SDCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

Over the previous year, the fund increased in price by 22.46%, as diversified commodities have generally increased in price. 20 of 27 SDCI commodities increased in price during this 12-month period. Additionally, dividends of $0.81054 per share contributed another 4.45%, funded primarily by the return from investment of collateral. Commodity returns were only +10% by February 2026, then rose sharply to +40% at the beginning of the Persian Gulf conflict. Tensions moderated but still persisted, and commodity returns finished the period around +25%.

TOP PERFORMANCE CONTRIBUTORS

Many commodities rallied over this period. Crude Oil and liquid fuels increased from 36% to 90%. Zinc (+34%), Tin (+50%) and Silver (+58%) performed strongly as well. Overall, the SDCI “selected” commodities returned roughly 30% while the “non-selected” commodities returned 10% over the 12-month period.

TOP PERFORMANCE DETRACTORS

A diverse set of commodities including Cocoa (-42%), Natural Gas (-21%) and Lead (-16%) delivered negative returns over the previous 12 months.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	5 years	Since Inception (5/2/2018)
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - NAV	26.61%	18.73%	10.41%
S&P 500 Index	22.33%	13.40%	15.50%
Bloomberg Commodity Index Total Return℠	25.46%	9.37%	6.86%
SummerHaven Dynamic Commodity Index Total Return℠	30.39%	13.34%	7.34%

Performance Inception Date	May 02, 2018
No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 513,146,718
Holdings Count | Integer	39
Advisory Fees Paid, Amount	$ 2,190,567
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$513,146,718
Number of Portfolio Holdings	39
Investment Advisory Fees Paid, Net	$2,190,567
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2026.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	49.1%	Energy	35.8%
Treasury Bills	54.5%	Grains & Oilseeds	16.3%
		Industrial Metals	13.1%
		Livestock	14.8%
		Precious Metals	14.4%
		Softs	8.1%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Gold Strategy Plus Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Gold Strategy Plus Income Fund
Class Name	USCF Gold Strategy Plus Income Fund
Trading Symbol	USG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

Over the previous year, the fund decreased in price by -8.35%. Significant dividends of $9.56341 per share contributed approximately 25%, funded primarily by the sale of COMEX Gold call options and the return from investment of collateral, to the fund’s performance. Gold increased steadily in price by 50% during the first six months until January 2026, then began a steady decline to finish around +20% by June 2026. While prior geopolitical tensions were thought to be bullish for gold, that was not the case during the reporting period as the sharply higher oil and commodity prices during the Persian Gulf conflict threatened higher inflation and higher interest rates. These concerns led to steadily lower gold prices for several months during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (11/2/2021)
USCF Gold Strategy Plus Income Fund - NAV	16.94%	15.78%
S&P 500 Index	22.33%	12.53%
Bloomberg Commodity Index Total Return℠	25.46%	7.81%
Bloomberg Gold Subindex Total Return℠	21.00%	18.18%

Performance Inception Date	Nov. 02, 2021
No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 8,785,583
Holdings Count | Integer	2
Advisory Fees Paid, Amount	$ 63,292
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$8,785,583
Number of Portfolio Holdings	2
Investment Advisory Fees Paid, Net	$63,292
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2026.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	112.5%	Precious Metals	100.8%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Sustainable Battery Metals Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Sustainable Battery Metals Strategy Fund
Class Name	USCF Sustainable Battery Metals Strategy Fund
Trading Symbol	ZSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$75	0.59%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2026, on a net asset value (“NAV”) basis, the Fund returned 54.86%. A few essential electrification metals predominantly drove the positive return. This can be measured by referencing the Bloomberg Lithium Subindex at 112.72% and the Bloomberg Cobalt Subindex at 34.12% during the period. During this period, the lithium market saw demand growth driven by utility-scale battery storage applications and lithium capacity curtailments, leading to lithium’s outperformance.

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2026 included Lithium, Silver, and Cobalt futures contracts.

TOP PERFORMANCE DETRACTORS

No positions detracted from the Fund’s return for the fiscal year ended June 30, 2026.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
(1)	This benchmark replaces the prior benchmark, Bloomberg Electrification Metals TR Index℠, which was discontinued by the index provider.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (1/10/2023)
USCF Sustainable Battery Metals Strategy Fund - NAV	54.86%	-1.87%
S&P 500 Index	22.33%	22.25%
Bloomberg Commodity Index Total Return℠	25.46%	8.61%
S&P GSCI Electric Vehicle Metals TR Index℠(1)	25.72%	-4.72%

Performance Inception Date	Jan. 10, 2023
No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 2,171,967
Holdings Count | Integer	12
Advisory Fees Paid, Amount	$ 16,501
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,171,967
Number of Portfolio Holdings	12
Investment Advisory Fees Paid, Net	$16,501
Portfolio Turnover Rate	91%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2026.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	67.6%	Environmental	15.6%
Treasuries	46.0%	Industrial Metals	91.4%
		Precious Metals	8.3%

Material Fund Change Strategies [Text Block]	The Board of Trustees of USCF ETF Trust approved a change to the Fund’s principal investment strategies, which took effect on January 5, 2026. The Fund now invests primarily in metals derivative instruments that are economically tied to the metals that are necessary for electrification. Previously, the Fund also invested in rare earth metals and other metals investments, as well as equity securities of companies located in both the United States and foreign countries.
Material Fund Change Risks Change [Text Block]	In connection with the change to the Fund’s principal investment strategies, certain material principal risks of the Fund were also changed.
Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Email Address	This is a summary of certain changes to the Fund during the period.
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Energy Commodity Strategy Absolute Return Fund
Shareholder Report [Line Items]
Fund Name	USCF Energy Commodity Strategy Absolute Return Fund
Class Name	USCF Energy Commodity Strategy Absolute Return Fund
Trading Symbol	USE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2026, on a net asset value (“NAV”) basis, the Fund returned (0.72)%. Returns were muted by natural gas performance, as seen by referencing the Bloomberg Natural Gas Subindex at (34.69%) and the Bloomberg WTI Crude Oil Subindex at 33.06%, during the period. USE allocated approximately 75% of its assets between long WTI crude oil and gasoline futures positions, and 25% of its assets to natural gas futures positions, with periodic spread positions.

TOP PERFORMANCE CONTRIBUTORS

The positions that contributed most significantly to USE’s return for the fiscal year ended June 30, 2026 included Gasoline futures contract holdings.

TOP PERFORMANCE DETRACTORS

The positions that detracted from the Fund’s return for the fiscal year ended June 30, 2026 were the WTI Crude and Natural Gas futures contract holdings.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (5/4/2023)
USCF Energy Commodity Strategy Absolute Return Fund - NAV	-0.72%	8.76%
S&P 500 Index	22.33%	22.81%
Bloomberg Commodity Index Total Return℠	25.46%	11.33%
Bloomberg Energy Subindex Total Return℠	25.69%	9.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 2,611,639
Holdings Count | Integer	7
Advisory Fees Paid, Amount	$ 20,373
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,611,639
Number of Portfolio Holdings	7
Investment Advisory Fees Paid, Net	$20,373
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2026.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	35.0%	Energy	72.2%
Treasuries	47.5%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Sustainable Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Sustainable Commodity Strategy Fund
Class Name	USCF Sustainable Commodity Strategy Fund
Trading Symbol	ZSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2026, on a net asset value (“NAV”) basis, the Fund returned 28.98%. Returns were driven by outperformance from electrification metals and renewable energy exposure. This was offset by the Fund’s agricultural exposure, as referenced by the Bloomberg Cocoa Subindex at (46.46%) and the Bloomberg Rough Rice Subindex at (14.65%) during the period. During the fiscal year ended June 30, 2026, the Fund employed a proprietary multi-factor methodology to select commodity exposure, focusing on agriculture, renewable energy, and electrification metals.

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2026 included Lithium, Biodiesel D4 RIN, and Silver futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal year ended June 30, 2026 included the Cocoa, Rough Rice, and Sugar futures contracts.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (8/8/2023)
USCF Sustainable Commodity Strategy Fund - NAV	28.98%	0.98%
S&P 500 Index	22.33%	20.92%
Bloomberg Commodity Index Total Return℠	25.46%	10.34%

Performance Inception Date	Aug. 08, 2023
No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 2,925,620
Holdings Count | Integer	26
Advisory Fees Paid, Amount	$ 13,833
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,925,620
Number of Portfolio Holdings	26
Investment Advisory Fees Paid, Net	$13,833
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2026.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	33.9%	Energy	11.2%
Treasuries	67.8%	Environmental	8.9%
		Grains & Oilseeds	37.3%
		Industrial Metals	36.6%
		Precious Metals	2.1%
		Softs	5.3%

Material Fund Change Strategies [Text Block]	The Board of Trustees of USCF ETF Trust approved a change to the Fund’s principal investment strategies, which took effect on January 5, 2026. The Fund now invests primarily in derivatives instruments for which the underlying assets are commodities. Previously, the Fund also invested in rare earth metals, equity securities of companies located in both the United States and foreign countries, and commodities equities.
Material Fund Change Risks Change [Text Block]	In connection with the change to the Fund’s principal investment strategies, certain material principal risks of the Fund were also changed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the period.
Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Oil Plus Bitcoin Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Oil Plus Bitcoin Strategy Fund
Class Name	USCF Oil Plus Bitcoin Strategy Fund
Trading Symbol	WTIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF Oil Plus Bitcoin Strategy Fund (the “Fund”) for the period of December 9, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Oil Plus Bitcoin Strategy Fund	$47(a)	0.89%

(a)	Based on the period December 9, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 47 [1]
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund launched on December 10th, 2025. For the fiscal period ended June 30, on a net asset value (“NAV”) basis, the Fund returned (8.70)%. During the period, the Fund maintained approximately 100% exposure to West Texas Intermediate (WTI) crude oil and approximately 100% exposure to Bitcoin futures positions. While WTI crude oil did see positive returns, as seen by referencing the Bloomberg WTI Crude Oil Subindex at 43.87%, during the period, this was offset by continued softening in Bitcoin prices within the Bitcoin futures contract holdings.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception
(Fund/Index)	(12/9/2025)
USCF Oil Plus Bitcoin Strategy Fund - NAV	-8.70%
S&P 500 Index	10.21%

Performance Inception Date	Dec. 09, 2025
No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 273,991
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 2,426
Investment Company, Portfolio Turnover	542.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$273,991
Number of Portfolio Holdings	4
Investment Advisory Fees Paid, Net	$2,426
Portfolio Turnover Rate	542%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2026.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	79.6%	Bitcoin	100.9%
		Energy	104.0%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Midstream Energy Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Midstream Energy Income Fund
Class Name	USCF Midstream Energy Income Fund
Trading Symbol	UMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF Midstream Energy Income Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The USCF Midstream Energy Income Fund posted a strong 12 month period ending June 30, 2026. We believe investors continued to favor midstream for its high current income and growth of income during the fiscal year. In addition, midstream fundamentals and valuations were attractive during the fiscal year. The USCF Midstream Energy Income Fund modestly lagged its benchmark, the Alerian Midstream Energy Select Index, during the fiscal year. The Fund’s 30-day SEC yield was attractive relative to the broad market S&P 500 Index at 3.63% as of June 30, 2026.

TOP PERFORMANCE CONTRIBUTORS

Targa Resources (TRGP) was the top contributor during the fiscal year as the company continued to benefit from volume growth. DT Midstream (DTM) shares benefited from several new project announcements. Enterprise Products Partners (EPD) units benefited from a surprise, positive two-year outlook.

TOP PERFORMANCE DETRACTORS

During the fiscal year period, the Fund had one performance detractor. Cheniere Energy (LNG) lagged in late 2025 on concerns about liquefied natural gas (LNG) supply/demand fundamentals and worry that LNG export facilities were overbuilt in the US. The stock also traded on sentiment – both up and then down - surrounding the war in Iran during the first half of 2026.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	5 years	Since Inception (3/23/2021)
USCF Midstream Energy Income Fund - NAV	22.85%	20.74%	24.18%
S&P 500 Index	22.33%	13.40%	14.78%
Alerian Midstream Energy Select Total Return Index℠	24.49%	20.87%	24.14%

No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 485,246,580
Holdings Count | Integer	23
Advisory Fees Paid, Amount	$ 3,093,918
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$485,246,580
Number of Portfolio Holdings	23
Investment Advisory Fees Paid, Net	$3,093,918
Portfolio Turnover Rate	20%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of June 30, 2026.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.5%
Money Market Funds	0.2%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Dividend Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Dividend Income Fund
Class Name	USCF Dividend Income Fund
Trading Symbol	UDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF Dividend Income Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

During the fiscal year ending June 30, 2026, UDI significantly outperformed its benchmark, the S&P 500 Value Index. The Fund’s 1-year absolute performance was primarily driven by holdings in the financials and health care sectors. The 30-day SEC yield remained high relative to the broad market at 2.42% as of June 30, 2026.

TOP PERFORMANCE CONTRIBUTORS

Johnson & Johnson (JNJ) was the top contributor, driven by solid underlying organic revenue growth, and management raised guidance during the fiscal year period. State Street (STT) benefitted from strong deposit growth that should allow the firm to pay down interest bearing debt. Cisco Systems (CSCO)’s outperformance was driven by continued AI-related order strength, and management increased revenue guidance by 33%.

TOP PERFORMANCE DETRACTORS

Paychex (PAYX) faced continuing controversy over the potential benefits and risks of AI to its business, and its acquisition of Paycor continued to miss targets. The Gap (GAP) lagged as same store sales were disappointing, pointing to more work to do to achieve consistent growth. H&R Block (HRB) detracted as management guided to further market share losses in 2026. We exited in 1Q26.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (6/7/2022)
USCF Dividend Income Fund - NAV	21.08%	12.56%
S&P 500 Index	22.33%	17.27%
S&P 500 Value Total Return Index℠	18.40%	12.88%

No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 4,062,473
Holdings Count | Integer	41
Advisory Fees Paid, Amount	$ 37,409
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$4,062,473
Number of Portfolio Holdings	41
Investment Advisory Fees Paid, Net	$37,409
Portfolio Turnover Rate	45%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2026.

Summary of Portfolio Holdings by Sector

% of Total Net Assets

Financial37.0%Consumer, Non-cyclical20.8%Energy10.2%Utilities8.1%Communications7.3%Technology4.6%Consumer, Cyclical4.2%Basic Materials3.5%Industrial2.6%Money Market Funds1.3%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities

[1]	Based on the period December 9, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.